American Beacon International Equity Fund

American Beacon Large Cap Value Fund

American Beacon Small Cap Value Fund

Supplement dated August 10, 2023 to the

Prospectus and Summary Prospectuses,

each dated March 1, 2023, as previously amended or supplemented

I.	Effective August 4, 2023, Robyn A. Serrano of American Beacon Advisors, Inc. (“American Beacon”) is added as a Portfolio Manager for the American Beacon International Equity Fund (the “International Equity Fund”) and American Beacon Large Cap Value Fund (the “Large Cap Value Fund”).

II.	Effective August 4, 2023, Colin J. Hamer of American Beacon has been promoted to Senior Portfolio Manager for the American Beacon Small Cap Value Fund (the “Small Cap Value Fund”).

III.	Effective August 4, 2023, Matt L. Peden of American Beacon no longer serves as a portfolio manager for the International Equity Fund, Large Cap Value Fund, or Small Cap Value Fund (collectively, the “Funds”).

Accordingly, effective August 4, 2023, all references to Mr. Peden in the Funds’ Prospectus and Summary Prospectuses are removed and the following additional changes are made to the Funds’ Prospectus and Summary Prospectuses, as applicable:

A.	On page 24 of the Prospectus and page 8 of the International Equity Fund’s Summary Prospectus, under the heading “Fund Summaries - American Beacon International Equity Fund - Portfolio Managers,” the information regarding American Beacon is deleted and replaced with the following:

American Beacon Advisors, Inc.	Paul B. Cavazos Senior Vice President & Chief Investment Officer Since 2016	Kirk L. Brown Senior Portfolio Manager Since 1994
Robyn A. Serrano Portfolio Manager Since 2023
B.	On page 31 of the Prospectus and page 6 of the Large Cap Value Fund’s Summary Prospectus, under the heading “Fund Summaries - American Beacon Large Cap Value Fund - Portfolio Managers,” the information regarding American Beacon is deleted and replaced with the following:

American Beacon Advisors, Inc.	Paul B. Cavazos Senior Vice President & Chief Investment Officer Since 2016	Kirk L. Brown Senior Portfolio Manager Since 2016
Robyn A. Serrano Portfolio Manager Since 2023
C.	On page 38 of the Prospectus and page 6 of the Small Cap Value Fund’s Summary Prospectus, under the heading “Fund Summaries - American Beacon Small Cap Value Fund - Portfolio Managers,” the information regarding American Beacon is deleted and replaced with the following:

American Beacon Advisors, Inc.	Paul B. Cavazos Senior Vice President & Chief Investment Officer Since 2016	Colin J. Hamer Senior Portfolio Manager Since 2018
Robyn A. Serrano Associate Portfolio Manager Since 2021

D.	On page 61 of the Prospectus, under the heading “Fund Management - The Manager – American Beacon Advisors, Inc.,” the table following the ninth paragraph is deleted and replaced with the following:

American Beacon Funds	Team Members
American Beacon Balanced Fund	Kirk L. Brown, Paul B. Cavazos, Erin Higginbotham, Samuel Silver
American Beacon International Equity Fund and American Beacon Large Cap Value Fund	Kirk L. Brown, Paul B. Cavazos, Robyn A. Serrano
American Beacon Small Cap Value Fund	Paul B. Cavazos, Colin J. Hamer, Robyn A. Serrano

E.	On page 61 of the Prospectus, under the heading “Fund Management - The Manager – American Beacon Advisors, Inc.,” the paragraph related to Colin J. Hamer is deleted and replaced with the following:

Colin J. Hamer, Senior Portfolio Manager, has served on the portfolio management team since 2018. Mr. Hamer has served on the asset management team since January 2015, is a CFA® charterholder, and has earned the CAIA designation. Prior to joining the Manager, Mr. Hamer worked at Fidelity Investments in various investment-related roles from 2008 to 2014. Mr. Hamer earned a BBA from Texas Christian University.

F.	On page 61 of the Prospectus, under the heading “Fund Management - The Manager – American Beacon Advisors, Inc.,” the paragraph related to Robyn A. Serrano is deleted and replaced with the following:

Robyn A. Serrano, Portfolio Manager, joined the Manager in 2013. Ms. Serrano has served on the portfolio management team since 2021 and has served on the asset management team since 2018. Prior to joining the Manager, Ms. Serrano worked at Fidelity Investments in various capacities from June 2010 to December 2013. Ms. Serrano has a BS in International Business from Bryant University. Ms. Serrano is a CFA® charterholder, Certified Investment Management Analyst® (CIMA®) professional, and she holds FINRA Series 7, 63, and 66 licenses.

G.	On page 61 of the Prospectus, under the heading “Fund Management - The Manager – American Beacon Advisors, Inc.,” the paragraph immediately following the paragraph related to Samuel Silver is deleted and replaced with the following:

Mr. Cavazos is responsible for recommending sub-advisors to the Funds’ Board of Trustees. Messrs. Brown and Hamer and Ms. Serrano oversee the sub-advisors, review the sub-advisors’ performance and allocate the Funds’ assets among the sub-advisors, as applicable.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon International Equity Fund

American Beacon Large Cap Value Fund

American Beacon Small Cap Value Fund

Supplement dated August 10, 2023 to the

Statement of Additional Information, dated March 1, 2023, as previously amended or supplemented

I.	Effective August 4, 2023, Robyn A. Serrano of American Beacon Advisors, Inc. (“American Beacon”) is added as a Portfolio Manager for the American Beacon International Equity Fund (the “International Equity Fund”) and American Beacon Large Cap Value Fund (the “Large Cap Value Fund”).

II.	Effective August 4, 2023, Colin J. Hamer of American Beacon has been promoted to Senior Portfolio Manager for the American Beacon Small Cap Value Fund (the “Small Cap Value Fund”).

III.	Effective August 4, 2023, Matt L. Peden of American Beacon no longer serves as a portfolio manager for the International Equity Fund, Large Cap Value Fund, or Small Cap Value Fund (collectively, the “Funds”).

Accordingly, effective August 4, 2023, all references to Mr. Peden in the Funds’ Statement of Additional Information are removed and the following additional changes are made to the Funds’ Statement of Additional Information, as applicable:

A.	On page 60, under the heading “Portfolio Managers,” the table relating to American Beacon is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
American Beacon Advisors, Inc.
Kirk L. Brown	1 ($0.5 bil)	None	3 ($12.6 bil)	None	None	None
Paul B. Cavazos	2 ($0.8 bil)	1 ($0.6 bil)	3 ($12.6 bil)	None	None	None
Colin J. Hamer	2 ($0.8 bil)	1 ($0.6 bil)	2 ($12.1 bil)	None	None	None
Erin Higginbotham	None	None	4 ($15.4 bil)	None	None	None
Robyn A. Serrano[1]	None	1 ($0.6 bil)	None	None	None	None
Samuel Silver	1 ($0.7 bil)	4 ($11.3 bil)	4 ($15.4 bil)	None	None	None

1 As of June 30, 2023.

B.	On page 70, under the heading “Portfolio Managers - Ownership of the Funds,” the table relating to American Beacon is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Managers	American Beacon Balanced Fund	American Beacon International Equity Fund	American Beacon Large Cap Value Fund	American Beacon Small Cap Value Fund
American Beacon Advisors, Inc.
Kirk L. Brown	None	$100,001 - $500,000	$100,001 - $500,000	N/A
Paul B. Cavazos	None	$100,001 - $500,000	$100,001 - $500,000	$100,001 - $500,000
Colin J. Hamer	N/A	N/A	N/A	$50,001 - $100,000
Erin Higginbotham	None	N/A	N/A	N/A
Robyn A. Serrano[1]	N/A	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000
Samuel Silver	$50,001- $100,000	N/A	N/A	N/A

1 As of June 30, 2023.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE